Segment Information Operating Results (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Personal Lines | Personal Auto | Underwriting Operations
Segment Reporting Information [Line Items]
Personal auto insurance percentage of the total personal lines segment net premiums earned	92.00%	92.00%	91.00%